SCHWAB CAPITAL TRUST
(the Trust)
Schwab® Fundamental US Large Company Index Fund
Schwab® Fundamental US Small Company Index Fund
Schwab® Fundamental International Large Company Index Fund
Schwab® Fundamental International Small Company Index Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund
(each, a fund and collectively, the funds)
Supplement dated March 13, 2024, to each fund’s currently effective Summary
Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Statutory Prospectus and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
At a meeting held on February 28, 2024, the Board of Trustees of the Trust approved changes to each fund’s comparative index from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index (each, an Index) as well as changes to (1) each fund’s investment objective, which is non-fundamental, and (2) each fund’s name. In connection with the approved Index changes, each fund’s investment strategy will be updated to reflect that to pursue its goal, the fund will generally invest at least 90% (80% in the case of Schwab Fundamental Emerging Markets Large Company Fund) of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks that are included in its respective Index. These changes, which are summarized below, are scheduled to be effective on or about June 21, 2024 (the Effective Date), and new Summary Prospectuses, Statutory Prospectus and Statement of Additional Information reflecting these changes, including corresponding changes throughout each document where references to each fund’s investment objective, investment strategy, comparative index and fund name appear, and other non-material changes will be available at that time. Shareholders are not required to approve these changes or take any other action. Please note that these changes are subject to modifications prior to the Effective Date.
1.
Each fund’s name will be changed as follows:

Current Names	New Names
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Fundamental US Small Company Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Equity Index Fund
Schwab Fundamental International Small Company Index Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund

2.
Schwab Fundamental US Large Company Index Fund – Under the “Investment Objective” and “Principal Investment Strategies” sections in the Summary Prospectus and the Statutory Prospectus: The investment objective and the first paragraph of the principal investment strategy will be revised to read as follows:

Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Investment Strategy
To pursue its goal, the fund generally invests in stocks that are included in the RAFI Fundamental High Liquidity US Large Index†. The index selects, ranks, and weights securities by fundamental measures of company size – adjusted sales, retained operating cash flow, and dividends plus buybacks – rather than market capitalization. The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the RAFI Global Equity Investable Universe (the parent universe). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent universe. The index is comprised of the largest U.S. companies by fundamental size. The top 87.5% of the companies by cumulative fundamental score are included in the index. The companies included in the index, and their respective weights, are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. The method of calculating the components of the index is subject to change.
†
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.

3.
Summary Prospectus for Schwab Fundamental US Small Company Index Fund – Under the “Investment Objective” and “Principal Investment Strategies” sections in the Summary Prospectus and the Statutory Prospectus: The investment objective and the first paragraph of the principal investment strategy will be revised to read as follows:

Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
Investment Strategy
To pursue its goal, the fund generally invests in stocks that are included in the RAFI Fundamental High Liquidity US Small Index†. The index selects, ranks, and weights securities by fundamental measures of company size – adjusted sales, retained operating cash flow, and dividends plus buybacks – rather than market capitalization. The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the U.S. companies in the RAFI Global Equity Investable Universe (the parent universe). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the U.S. companies within the parent universe. The index is comprised of the smallest U.S. companies by fundamental size. The bottom 12.5% of the companies by cumulative fundamental score are included in the index. The companies included in the index, and their respective weights, are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. The method of calculating the components of the index is subject to change.
†
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.

4.
Summary Prospectus for Schwab Fundamental International Large Company Index Fund – Under the “Investment Objective” and “Principal Investment Strategies” sections in the Summary Prospectus and the Statutory Prospectus: The investment objective and the first paragraph of the principal investment strategy will be revised to read as follows:

Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Investment Strategy
To pursue its goal, the fund generally invests in stocks that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index†. The index selects, ranks, and weights securities by fundamental measures of company size – adjusted sales, retained operating cash flow, and dividends plus buybacks – rather than market capitalization. The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the RAFI Global Equity Investable Universe (the parent universe). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent universe. The index is comprised of the largest developed ex U.S. companies by fundamental size. The top 87.5% of the companies by cumulative fundamental score are included in the index. The companies, and their respective weights, included in the index are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. The method of calculating the components of the index is subject to change.
†
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.

5.
Summary Prospectus for Schwab Fundamental International Small Company Index Fund – Under the “Investment Objective” and “Principal Investment Strategies” sections in the Summary Prospectus and the Statutory Prospectus: The investment objective and the first paragraph of the principal investment strategy will be revised to read as follows:

Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
Investment Strategy
To pursue its goal, the fund generally invests in stocks that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index†. The index selects, ranks, and weights securities by fundamental measures of company size – adjusted sales, retained operating cash flow, and dividends plus buybacks – rather than market capitalization. The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the RAFI Global Equity Investable Universe (the parent universe). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent universe. The index is comprised of the smallest developed ex U.S. companies by fundamental size. The bottom 12.5% of the companies by cumulative fundamental score are included in the index. The companies included in the index, and their respective weights, are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. The method of calculating the components of the index is subject to change.
†
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.

6.
Summary Prospectus for Schwab Fundamental Emerging Markets Large Company Index Fund – Under the “Investment Objective” and “Principal Investment Strategies” sections in the Summary Prospectus and the Statutory Prospectus: The investment objective and the first paragraph of the principal investment strategy will be revised to read as follows:

Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

Investment Strategy
To pursue its goal, the fund generally invests in stocks that are included in the RAFI Fundamental High Liquidity Emerging Markets Index†. The index selects, ranks, and weights securities by fundamental measures of company size – adjusted sales, retained operating cash flow, and dividends plus buybacks – rather than market capitalization. The index measures the performance of the large company size segment by fundamental overall company scores (scores), which are created using as the universe the emerging markets companies in the RAFI Global Equity Investable Universe (the parent universe). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the emerging markets companies within the parent universe. The index is comprised of the largest emerging markets companies by fundamental size. The top 87.5% of the companies by cumulative fundamental score are included in the index. The companies included in the index, and their respective weights, are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. The method of calculating the components of the index is subject to change.
†
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG123769-00 (03/24)
00297891